Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Operating activities:
Net loss for the year including discontinued operations	$ (13,949)	$ (30,234)	$ (26,115)
Adjustments not affecting cash:
Accretion	0	10	19
Amortization and depreciation	1,604	5,119	5,735
Asset impairment	0	21,184	15,031
Deferred income taxes	(177)	(3,935)	(1,773)
Foreign exchange	331	622	15
Gain on investment	0	(7)	(2)
Loss on disposal of subsidiary	511	0	0
Share-based expense	1,275	445	1,535
Items not affecting cash	(10,405)	(6,796)	(5,555)
Amounts receivable	(1,592)	(298)	(601)
Inventory	(53)	138	(102)
Unbilled revenue	(690)	(248)	360
Prepaid expenses	(397)	261	624
Accounts payable and accrued liabilities	(216)	827	983
Sales and income taxes payable and receivable	236	8	733
Deferred revenue	654	(302)	374
Net cash used in operating activities	(12,463)	(6,410)	(3,184)
Investing activities:
Purchase of equipment	(398)	(799)	(1,397)
Security depost on leases	0	0	(141)
Deferred acquisition payments	(312)	0	(146)
Proceeds on disposal of subsidiary	14,255		121
Net cash provided by (used in) investing activities	13,545	(799)	(1,563)
Financing activities:
Proceeds on share issuance, net of transaction costs	897	12,228	2,360
Proceeds from debenture	0	4,242	0
Repayment of principal on leases	(782)	(1,577)	(1,339)
Net cash provided by financing activities	115	14,893	1,021
Increase (decrease) in cash during the year	1,197	7,684	(3,726)
Foreign exchange	(514)	(438)	(1,095)
Cash - beginning of the year	10,791	3,545	8,366
Cash - end of the year	11,474	10,791	3,545
Cash is comprised of:
Cash	11,348	10,665	3,459
Restricted cash	126	126	86
Cash paid for interest	0	0	0
Cash paid for income tax	0	2	0
Cash from discontinued operations:
Net cash used in operating activities	777	2,063	2,898
Net cash used in investing activities	(100)	(311)	(1,206)
Net cash used in financing activities	$ (359)	$ (1,299)	$ (1,069)